ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Disclosure Of Assets Held For Sale [Abstract]
Assets Held-For-Sale and Discontinued Operations, Disclosure [Text Block]
9.	ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

Closure and Sale of Snowflake Mill

On January 30, 2013 the company completed the U.S. Court approved sale of the assets of the Snowflake facility and the shares of Apache Railway to an acquisition vehicle organized by Hackman Capital and its affiliates for US$13.5 million and other non-monetary consideration. The assets of the Snowflake facility that were sold included approximately 19,000 acres of land, equipment and other assets associated with the paper mill. The mill, which is located in northeastern Arizona, was permanently shut on September 30, 2012. The decision to close the mill was driven by continued financial losses resulting from intense supply input and market pressures. The closure resulted in impairment and other closure costs of $19.7 million in 2012 for, among other things, severance, environmental obligations, and inventory write-offs. Closure costs also included an estimated withdrawal liability of US$11.7 million due to the PACE Industry Union-Management Pension Fund, a multi-employer pension plan the company contributed to on behalf of hourly employees at the Snowflake mill. The company had accrued US$3.5 million in the third quarter for this withdrawal liability, which reflected the most recent estimate of this liability based on the plan’s funding deficit as of December 31, 2008. The company received a new liability estimate of US$11.7 million in the fourth quarter from the United Steelworkers (USW). The company is in the process of verifying the actuarial information used to calculate this estimated withdrawal liability. The Snowflake mill was a component of the company that was held for sale on September 30, 2012 and, therefore, it was reported as a discontinued operation.

Other assets held for sale

The agreement that had been reached with Pacifica Deep Sea Terminals Inc. to sell the Elk Falls site was terminated in December 2012. A non-refundable prepayment of a portion of the purchase price was received and the transaction timeline was extended multiple times up to the ultimate deadline of December 18, 2012. The company continues to actively market the Elk Falls property.

The company has reached an agreement-in-principle to sell its 13.4 hectare wastewater treatment facility located at its Port Alberni mill along with 3.9 hectares of land combined with a road dedication for proceeds of $5.8 million. The company will settle the mortgage receivable from PRSC Limited Partnership and sell its interest in PRSC Land Developments Ltd. for proceeds of approximately $3.0 million. The company continues to actively market its remaining poplar plantation land. All of these assets and associated liabilities were reported as held for sale in the consolidated balance sheets as of December 31, 2012 and September 30, 2012 and the company expects to complete sales transactions in respect of these assets within 12 months of the balance sheet date of December 31, 2012.

A summary of major classes of assets and liabilities classified as held for sale is as follows:

	Successor
	December 31, 2012	September 30, 2012
Cash and cash equivalents	$1.9	$0.4
Restricted cash	2.3	2.7
Accounts receivable	0.5	17.1
Inventories	0.6	5.4
Prepaids and other	–	0.5
Property, plant and equipment	24.7	25.8
Other assets	4.3	4.3
Assets held for sale	34.3	56.2
Accounts payable and accrued liabilities	15.2	14.8
Liabilities associated with assets held for sale	$15.2	$14.8

As disclosed previously, the operations of the Snowflake mill were classified as a discontinued operation. A breakdown of loss from discontinued operations, net of tax is as follows:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Sales	$4.5	$142.8	$181.8	$177.2
Cost of sales, excluding depreciation and amortization	(5.0)	(142.4)	(202.9)	(183.5)
Depreciation and amortization	–	–	(7.0)	(9.6)
Impairment, severances and other closure costs	(11.0)	(8.7)	(161.8)	–
Restructuring costs	(1.1)	–	–	–
Interest expense, net	–	(0.1)	(0.2)	(0.1)
Other income (expense), net	0.7	–	(4.4)	–
Reorganization items, net (note 6)	(1.0)	4.8	–	–
Income tax expense	–	–	(1.0)	(3.5)
Loss from discontinued operations, net of tax	$(12.9)	$(3.6)	$(195.5)	$(19.5)

The following tables provide the components of impairment, severances and other closure costs for the three months ended December 31, 2012 and the nine months ended September 30, 2012:

Three months ended December 31 2012 (successor)
Amount
Severances and other closure costs
Severances	$1.6
Withdrawal liability from multi-employer plan	8.2
Other closure costs	1.2
$11.0

Nine months ended September 30 2012 (predecessor)
Amount
Impairment
Operating and maintenance supplies and spare parts	$0.5
Raw materials	0.6
1.1
Severances and other closure costs
Severances	3.2
Withdrawal liability from multi-employer plan	3.4
Other closure costs	1.0
$8.7

Subsequent to the closure of the Snowflake mill, the company recognized an impairment charge to reduce the book value of remaining inventory to the estimated salvage value. In addition to severance, the company recognized obligations related to environmental remediation, dismantlement and other closure costs.